Shareholder Report, Holdings (Details)	May 31, 2024
BNY Mellon Global Stock Fund | Class A
Holdings [Line Items]
Percent of Net Asset Value	0.20%
BNY Mellon Global Stock Fund | Class A | Novo Nordisk A/S, Cl. B
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Global Stock Fund | Class A | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
BNY Mellon Global Stock Fund | Class A | Taiwan Semiconductor Manufacturing Co. Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BNY Mellon Global Stock Fund | Class A | Alphabet, Inc., Cl. C
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon Global Stock Fund | Class A | Mastercard, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon Global Stock Fund | Class A | Amphenol Corp., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
BNY Mellon Global Stock Fund | Class A | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	2.80%
BNY Mellon Global Stock Fund | Class A | Edwards Lifesciences Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Global Stock Fund | Class A | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Global Stock Fund | Class A | Keyence Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon Global Stock Fund | Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon Global Stock Fund | Class A | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Global Stock Fund | Class A | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Global Stock Fund | Class A | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Global Stock Fund | Class A | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Global Stock Fund | Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BNY Mellon Global Stock Fund | Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Global Stock Fund | Class A | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Global Stock Fund | Class A | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Global Stock Fund | Class A | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Global Stock Fund | Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BNY Mellon Global Stock Fund | Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.70%
BNY Mellon Global Stock Fund | Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	59.40%
BNY Mellon Global Stock Fund | Class C
Holdings [Line Items]
Percent of Net Asset Value	0.20%
BNY Mellon Global Stock Fund | Class C | Novo Nordisk A/S, Cl. B
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Global Stock Fund | Class C | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
BNY Mellon Global Stock Fund | Class C | Taiwan Semiconductor Manufacturing Co. Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BNY Mellon Global Stock Fund | Class C | Alphabet, Inc., Cl. C
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon Global Stock Fund | Class C | Mastercard, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon Global Stock Fund | Class C | Amphenol Corp., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
BNY Mellon Global Stock Fund | Class C | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	2.80%
BNY Mellon Global Stock Fund | Class C | Edwards Lifesciences Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Global Stock Fund | Class C | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Global Stock Fund | Class C | Keyence Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon Global Stock Fund | Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon Global Stock Fund | Class C | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Global Stock Fund | Class C | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Global Stock Fund | Class C | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Global Stock Fund | Class C | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Global Stock Fund | Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BNY Mellon Global Stock Fund | Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Global Stock Fund | Class C | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Global Stock Fund | Class C | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Global Stock Fund | Class C | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Global Stock Fund | Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BNY Mellon Global Stock Fund | Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.70%
BNY Mellon Global Stock Fund | Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	59.40%
BNY Mellon Global Stock Fund | Class I
Holdings [Line Items]
Percent of Net Asset Value	0.20%
BNY Mellon Global Stock Fund | Class I | Novo Nordisk A/S, Cl. B
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Global Stock Fund | Class I | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
BNY Mellon Global Stock Fund | Class I | Taiwan Semiconductor Manufacturing Co. Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BNY Mellon Global Stock Fund | Class I | Alphabet, Inc., Cl. C
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon Global Stock Fund | Class I | Mastercard, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon Global Stock Fund | Class I | Amphenol Corp., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
BNY Mellon Global Stock Fund | Class I | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	2.80%
BNY Mellon Global Stock Fund | Class I | Edwards Lifesciences Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Global Stock Fund | Class I | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Global Stock Fund | Class I | Keyence Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon Global Stock Fund | Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon Global Stock Fund | Class I | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Global Stock Fund | Class I | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Global Stock Fund | Class I | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Global Stock Fund | Class I | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Global Stock Fund | Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BNY Mellon Global Stock Fund | Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Global Stock Fund | Class I | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Global Stock Fund | Class I | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Global Stock Fund | Class I | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Global Stock Fund | Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BNY Mellon Global Stock Fund | Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.70%
BNY Mellon Global Stock Fund | Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	59.40%
BNY Mellon Global Stock Fund | Class Y
Holdings [Line Items]
Percent of Net Asset Value	0.20%
BNY Mellon Global Stock Fund | Class Y | Novo Nordisk A/S, Cl. B
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Global Stock Fund | Class Y | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
BNY Mellon Global Stock Fund | Class Y | Taiwan Semiconductor Manufacturing Co. Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BNY Mellon Global Stock Fund | Class Y | Alphabet, Inc., Cl. C
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon Global Stock Fund | Class Y | Mastercard, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
BNY Mellon Global Stock Fund | Class Y | Amphenol Corp., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
BNY Mellon Global Stock Fund | Class Y | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	2.80%
BNY Mellon Global Stock Fund | Class Y | Edwards Lifesciences Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Global Stock Fund | Class Y | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Global Stock Fund | Class Y | Keyence Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon Global Stock Fund | Class Y | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon Global Stock Fund | Class Y | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Global Stock Fund | Class Y | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Global Stock Fund | Class Y | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Global Stock Fund | Class Y | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Global Stock Fund | Class Y | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BNY Mellon Global Stock Fund | Class Y | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Global Stock Fund | Class Y | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Global Stock Fund | Class Y | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Global Stock Fund | Class Y | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon Global Stock Fund | Class Y | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
BNY Mellon Global Stock Fund | Class Y | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.70%
BNY Mellon Global Stock Fund | Class Y | United States
Holdings [Line Items]
Percent of Net Asset Value	59.40%
BNY Mellon International Stock Fund | Class A
Holdings [Line Items]
Percent of Net Asset Value	0.20%
BNY Mellon International Stock Fund | Class A | Novo Nordisk A/S, Cl. B
Holdings [Line Items]
Percent of Net Asset Value	4.60%
BNY Mellon International Stock Fund | Class A | Taiwan Semiconductor Manufacturing Co. Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon International Stock Fund | Class A | Keyence Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon International Stock Fund | Class A | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon International Stock Fund | Class A | Alimentation Couche-Tard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Fund | Class A | L'Oreal SA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Fund | Class A | adidas AG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Fund | Class A | Air Liquide SA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Fund | Class A | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon International Stock Fund | Class A | ASM International NV
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon International Stock Fund | Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.10%
BNY Mellon International Stock Fund | Class A | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon International Stock Fund | Class A | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon International Stock Fund | Class A | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon International Stock Fund | Class A | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.20%
BNY Mellon International Stock Fund | Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon International Stock Fund | Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon International Stock Fund | Class A | Denmark
Holdings [Line Items]
Percent of Net Asset Value	6.30%
BNY Mellon International Stock Fund | Class A | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	11.10%
BNY Mellon International Stock Fund | Class A | France
Holdings [Line Items]
Percent of Net Asset Value	13.70%
BNY Mellon International Stock Fund | Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.10%
BNY Mellon International Stock Fund | Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.80%
BNY Mellon International Stock Fund | Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Fund | Class A | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon International Stock Fund | Class A | Finland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon International Stock Fund | Class A | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon International Stock Fund | Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.80%
BNY Mellon International Stock Fund | Class C
Holdings [Line Items]
Percent of Net Asset Value	0.20%
BNY Mellon International Stock Fund | Class C | Novo Nordisk A/S, Cl. B
Holdings [Line Items]
Percent of Net Asset Value	4.60%
BNY Mellon International Stock Fund | Class C | Taiwan Semiconductor Manufacturing Co. Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon International Stock Fund | Class C | Keyence Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon International Stock Fund | Class C | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon International Stock Fund | Class C | Alimentation Couche-Tard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Fund | Class C | L'Oreal SA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Fund | Class C | adidas AG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Fund | Class C | Air Liquide SA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Fund | Class C | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon International Stock Fund | Class C | ASM International NV
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon International Stock Fund | Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.10%
BNY Mellon International Stock Fund | Class C | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon International Stock Fund | Class C | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon International Stock Fund | Class C | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon International Stock Fund | Class C | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.20%
BNY Mellon International Stock Fund | Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon International Stock Fund | Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon International Stock Fund | Class C | Denmark
Holdings [Line Items]
Percent of Net Asset Value	6.30%
BNY Mellon International Stock Fund | Class C | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	11.10%
BNY Mellon International Stock Fund | Class C | France
Holdings [Line Items]
Percent of Net Asset Value	13.70%
BNY Mellon International Stock Fund | Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.10%
BNY Mellon International Stock Fund | Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.80%
BNY Mellon International Stock Fund | Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Fund | Class C | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon International Stock Fund | Class C | Finland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon International Stock Fund | Class C | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon International Stock Fund | Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.80%
BNY Mellon International Stock Fund | Class I
Holdings [Line Items]
Percent of Net Asset Value	0.20%
BNY Mellon International Stock Fund | Class I | Novo Nordisk A/S, Cl. B
Holdings [Line Items]
Percent of Net Asset Value	4.60%
BNY Mellon International Stock Fund | Class I | Taiwan Semiconductor Manufacturing Co. Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon International Stock Fund | Class I | Keyence Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon International Stock Fund | Class I | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon International Stock Fund | Class I | Alimentation Couche-Tard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Fund | Class I | L'Oreal SA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Fund | Class I | adidas AG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Fund | Class I | Air Liquide SA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Fund | Class I | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon International Stock Fund | Class I | ASM International NV
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon International Stock Fund | Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.10%
BNY Mellon International Stock Fund | Class I | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon International Stock Fund | Class I | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon International Stock Fund | Class I | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon International Stock Fund | Class I | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.20%
BNY Mellon International Stock Fund | Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon International Stock Fund | Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon International Stock Fund | Class I | Denmark
Holdings [Line Items]
Percent of Net Asset Value	6.30%
BNY Mellon International Stock Fund | Class I | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	11.10%
BNY Mellon International Stock Fund | Class I | France
Holdings [Line Items]
Percent of Net Asset Value	13.70%
BNY Mellon International Stock Fund | Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.10%
BNY Mellon International Stock Fund | Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.80%
BNY Mellon International Stock Fund | Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Fund | Class I | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon International Stock Fund | Class I | Finland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon International Stock Fund | Class I | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon International Stock Fund | Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.80%
BNY Mellon International Stock Fund | Class Y
Holdings [Line Items]
Percent of Net Asset Value	0.20%
BNY Mellon International Stock Fund | Class Y | Novo Nordisk A/S, Cl. B
Holdings [Line Items]
Percent of Net Asset Value	4.60%
BNY Mellon International Stock Fund | Class Y | Taiwan Semiconductor Manufacturing Co. Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon International Stock Fund | Class Y | Keyence Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon International Stock Fund | Class Y | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon International Stock Fund | Class Y | Alimentation Couche-Tard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Fund | Class Y | L'Oreal SA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Fund | Class Y | adidas AG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Fund | Class Y | Air Liquide SA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Fund | Class Y | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon International Stock Fund | Class Y | ASM International NV
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon International Stock Fund | Class Y | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.10%
BNY Mellon International Stock Fund | Class Y | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BNY Mellon International Stock Fund | Class Y | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon International Stock Fund | Class Y | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BNY Mellon International Stock Fund | Class Y | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.20%
BNY Mellon International Stock Fund | Class Y | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BNY Mellon International Stock Fund | Class Y | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon International Stock Fund | Class Y | Denmark
Holdings [Line Items]
Percent of Net Asset Value	6.30%
BNY Mellon International Stock Fund | Class Y | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	11.10%
BNY Mellon International Stock Fund | Class Y | France
Holdings [Line Items]
Percent of Net Asset Value	13.70%
BNY Mellon International Stock Fund | Class Y | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.10%
BNY Mellon International Stock Fund | Class Y | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.80%
BNY Mellon International Stock Fund | Class Y | United States
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon International Stock Fund | Class Y | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon International Stock Fund | Class Y | Finland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon International Stock Fund | Class Y | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon International Stock Fund | Class Y | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.80%
BNY Mellon Select Managers Small Cap Value Fund | Class A | Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon Select Managers Small Cap Value Fund | Class A | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon Select Managers Small Cap Value Fund | Class A | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon Select Managers Small Cap Value Fund | Class A | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Select Managers Small Cap Value Fund | Class A | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Select Managers Small Cap Value Fund | Class A | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Select Managers Small Cap Value Fund | Class A | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BNY Mellon Select Managers Small Cap Value Fund | Class A | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
BNY Mellon Select Managers Small Cap Value Fund | Class A | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
BNY Mellon Select Managers Small Cap Value Fund | Class A | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
BNY Mellon Select Managers Small Cap Value Fund | Class A | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
BNY Mellon Select Managers Small Cap Value Fund | Class A | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
BNY Mellon Select Managers Small Cap Value Fund | Class A | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	40.10%
BNY Mellon Select Managers Small Cap Value Fund | Class C | Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon Select Managers Small Cap Value Fund | Class C | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon Select Managers Small Cap Value Fund | Class C | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon Select Managers Small Cap Value Fund | Class C | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Select Managers Small Cap Value Fund | Class C | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Select Managers Small Cap Value Fund | Class C | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Select Managers Small Cap Value Fund | Class C | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BNY Mellon Select Managers Small Cap Value Fund | Class C | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
BNY Mellon Select Managers Small Cap Value Fund | Class C | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
BNY Mellon Select Managers Small Cap Value Fund | Class C | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
BNY Mellon Select Managers Small Cap Value Fund | Class C | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
BNY Mellon Select Managers Small Cap Value Fund | Class C | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
BNY Mellon Select Managers Small Cap Value Fund | Class C | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	40.10%
BNY Mellon Select Managers Small Cap Value Fund | Class I | Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon Select Managers Small Cap Value Fund | Class I | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon Select Managers Small Cap Value Fund | Class I | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon Select Managers Small Cap Value Fund | Class I | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Select Managers Small Cap Value Fund | Class I | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Select Managers Small Cap Value Fund | Class I | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Select Managers Small Cap Value Fund | Class I | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BNY Mellon Select Managers Small Cap Value Fund | Class I | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
BNY Mellon Select Managers Small Cap Value Fund | Class I | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
BNY Mellon Select Managers Small Cap Value Fund | Class I | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
BNY Mellon Select Managers Small Cap Value Fund | Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
BNY Mellon Select Managers Small Cap Value Fund | Class I | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
BNY Mellon Select Managers Small Cap Value Fund | Class I | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	40.10%
BNY Mellon Select Managers Small Cap Value Fund | Class Y | Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BNY Mellon Select Managers Small Cap Value Fund | Class Y | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon Select Managers Small Cap Value Fund | Class Y | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon Select Managers Small Cap Value Fund | Class Y | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Select Managers Small Cap Value Fund | Class Y | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BNY Mellon Select Managers Small Cap Value Fund | Class Y | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BNY Mellon Select Managers Small Cap Value Fund | Class Y | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BNY Mellon Select Managers Small Cap Value Fund | Class Y | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
BNY Mellon Select Managers Small Cap Value Fund | Class Y | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
BNY Mellon Select Managers Small Cap Value Fund | Class Y | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
BNY Mellon Select Managers Small Cap Value Fund | Class Y | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
BNY Mellon Select Managers Small Cap Value Fund | Class Y | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
BNY Mellon Select Managers Small Cap Value Fund | Class Y | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	40.10%